Depreciation, Amortisation, and Impairment	12 Months Ended
Dec. 31, 2023
Depreciation, Amortisation, and Impairment [Abstract]
DEPRECIATION, AMORTISATION, AND IMPAIRMENT

NOTE 32 - DEPRECIATION, AMORTISATION, AND IMPAIRMENT

Depreciation, amortisation and impairment charges for the years ended December 31, 2023, 2022 and 2021, are detailed below:

	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Depreciation and amortisation
Depreciation of property, plant, and equipment	59,055	56,297	60,904
Amortisation of Intangible assets	53,393	42,377	32,252
Depreciation right of use assets	31,314	31,319	28,899
Total depreciation and amortisation	143,762	129,993	122,055
Impairment of property, plant, and equipment	-	-	-
Impairment of right of use assets	-	-	-
Impairment of intangibles	1,912	-	-
Total impairment	1,912	-	-
Total	145,674	129,993	122,055